Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2025
Exploration and Evaluation Assets
Schedule of Exploration and Evaluation Assets

	California Properties	Lanxess 1A Project	Total

Acquisition:
Balance at June 30, 2024	$16,199	$6,000	$22,199
Option payments	98	—	98
Impairment	(16,297)	—	(16,297)
Balance at December 31, 2024	$—	$6,000	$6,000
Option payments	—	—	—
Impairment	—	(6,000)	(6,000)
Balance at December 31, 2025	$—	$—	$—
Exploration and Evaluation:
Balance at June 30, 2024	$3,379	$20,392	$23,771
Lanxess 1A evaluation costs	—	54	54
Impairment	(3,379)	—	(3,379)
Balance at December 31, 2024	$—	$20,446	$20,446
Lanxess 1A evaluation costs	—	22	22
Impairment	—	(20,468)	(20,468)
Balance at December 31, 2025	$—	$—	$—
Balance at December 31, 2024	$—	$26,446	$26,446
Balance at December 31, 2025	$—	$—	$—